GENERAL INFORMATION	6 Months Ended
Jun. 30, 2024
General Information
GENERAL INFORMATION	GENERAL INFORMATION
VEON Ltd. (“VEON”, the “Company” and together with its consolidated subsidiaries, the “Group” or “we”) was incorporated in Bermuda on June 5, 2009. The registered office of VEON is Victoria Place, 31 Victoria Street, Hamilton HM 10, Bermuda. VEON’s headquarters and the principal place of business is located at Claude Debussylaan 88, 1082 MD Amsterdam, the Netherlands.
VEON generates revenue from the provision of voice, data, digital and other telecommunication services through a range of mobile and fixed-line technologies, as well as selling equipment and accessories.
The interim condensed consolidated financial statements are presented in United States dollars (“U.S. dollar” or “US$”). In these notes, U.S. dollar amounts are presented in millions, except for share and per share (or American Depository Shares (“ADS”)) amounts and as otherwise indicated.
VEON’s ADSs are listed on the NASDAQ Capital Market (“NASDAQ”) and VEON’s common shares are listed on Euronext Amsterdam, the regulated market of Euronext Amsterdam N.V. (“Euronext Amsterdam”).
Due to the ongoing war in Ukraine, material uncertainties have been identified that may cast significant doubt on the Company’s ability to continue as a going concern which are discussed in detail in Note 15 of these interim condensed consolidated financial statements.
The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements and should be read in conjunction with the Group’s audited annual consolidated financial statements as of and for the year ended December 31, 2022, and once available, the Group’s audited annual consolidated financial statements as of and for the year ended December 31, 2023 (which are expected to be published in the last quarter of 2024 due to the delay the Group experienced in appointing an independent external auditor for the year ended December 31, 2023).
Major developments during the six-month period ended June 30, 2024
Cash consideration received for sale of Bangladesh tower portfolio in 2023
On November 15, 2023, VEON announced that its wholly owned subsidiary, Banglalink, entered into an Asset Sale and Purchase Agreement (“APA”) and Master Tower Agreement (“MTA”), to sell a portion of its tower portfolio (2,012 towers, nearly one-third of Banglalink's infrastructure portfolio) in Bangladesh to the buyer, Summit Towers Limited (“Summit”), for BDT 11 billion (US$97). The closing of the transaction was subject to regulatory approval which was received on December 21, 2023. Subsequently, the deal closed on December 31, 2023. Under the terms of the deal, Banglalink entered into a long-term lease agreement with Summit under which Banglalink will lease space upon the sold towers for a period of twelve years, with up to seven optional renewal periods of ten years each. The lease agreement became effective upon the closing of the sale.
As a result of the closing of the sale on December 31, 2023, control of the towers was transferred to Summit and Banglalink recognized the purchase consideration of BDT 11 billion (US$97) net of cost of disposals containing legal, regulatory and investment bankers costs amounting BDT 855 million (US$8). The consideration was receivable as of December 31, 2023. Accordingly, in 2023, as a result of applying sale and leaseback accounting principles to the lease agreement under the terms of the deal, Banglalink recognized a gain on sale of assets of BDT 4 billion (US$34), total right-of-use assets of BDT 550 million (US$5) representing the proportional fair value of assets (towers) retained with respect to the book value of assets (towers) sold amounting to BDT 950 million (US$9) and lease liabilities of BDT 10 billion (US$91) based on a twelve years lease term, which are at market rates.
On January 31, 2024, Banglalink obtained the cash consideration for the sale from Summit.
VEON Holdings B.V. Repayment of Revolving Credit Facility ("RCF")
For the US$1,055 RCF, US$250 of commitments maturing in March 2024 and were repaid during February 2024, and in March 2024, the remaining amounts outstanding and commitments of US$805, originally due in March 2025, were repaid and the RCF was cancelled.
Announcement of issuance of new shares
On March 1, 2024, VEON announced the issuance of 92,459,532 ordinary shares, after approval from the Board, to fund its existing and future equity incentive-based compensation plans ("Incentive Plans"). As a result of the issuance, VEON now has 1,849,190,667 issued and outstanding ordinary shares. The issuance of the ordinary shares represents approximately 4.99% of VEON's authorized ordinary shares. The shares are expected to be allocated to the Company's Incentive Plans, which are designed to align the interests of VEON's senior managers and employees with those of its shareholders and to support the company's long-term growth and performance. The shares were initially issued to VEON Holdings B.V. ("VEON Holdings"), a wholly owned subsidiary of the Company (and in accordance with Bermuda law are considered fully issued and outstanding shares), and then subsequently allocated to satisfy awards under the Company's Incentive Plans as and when needed. The ordinary shares were issued at a price of USD 0.001 per share, which is equal to the nominal value of VEON's ordinary shares (refer to Note 10 for further details).
Appointment of PricewaterhouseCoopers N.V. ("PwC Netherlands") as 2023 auditor
On March 14, 2024, VEON announced that it appointed PricewaterhouseCoopers Accountants N.V. for the audit of the Group’s consolidated financial statements for the year ended December 31, 2023 in accordance with International Standards on Auditing (the “ISA Audit”). The delay in appointment due to difficulties that the Company has faced in identifying a suitable auditor due to the material changes in the Group’s portfolio of assets has resulted in a delay in filing its annual report on Form 20-F with the U.S. Securities and Exchange Commission (the “SEC”) and filing its annual report with the Dutch Authority for the Financial Markets (“AFM”).
As a result of the consents obtained from the holders of the VEON Holdings Notes (refer to VEON Holdings B.V consent solicitations to noteholders section for further details), VEON expects to deliver the audited consolidated financial statements for the year ended December 31, 2023, of its subsidiary, VEON Holdings B.V. ("VEON Holdings"), to the holders of the outstanding notes of VEON Holdings (the “VEON Holdings Notes”), in Q4 2024.
VEON increases management's and directors' ownership
On April 12, 2024, VEON announced an increase in management’s and directors' ownership in VEON shares through awards under its existing equity-based compensation plans. VEON is utilizing certain of the 92,459,532 common shares issued to VEON Holdings B.V., as disclosed above, to satisfy the awards made. VEON’s Group Executive Committee ("GEC") received a total of 2,853,375 VEON common shares (equal to 114,135 VEON ADSs) within the scope of the VEON’s Deferred Share plans, and a total of 1,839,895 VEON common shares (equal to 73,596 ADSs) within the scope of the VEON’s Short Term Incentive Plan. The members of the VEON Board of Directors received a total of 1,648,225 VEON common shares (equal to 65,929 ADSs) within the scope of their compensation.
Share-based awards to VEON’s Group Executive Committee ("GEC") and Board of Directors
In January 2024, Mr. Kaan Terzioglu was granted 3,201,250 common shares (equal to 128,050 ADSs) under the Company's 2021 Long-Term Incentive Plan ("LTIP"). In July 2024, these shares vested after meeting the required performance objectives whereby a portion was settled in cash and the remaining shares are expected to be transferred in 2025. In April 2024, Mr. Terzioglu vested 1,431,220 equity-settled common shares (equal to 57,249 ADSs) under the 2021 Deferred Share Plan ("2021 DSP") for Short-Term Incentive ("STI") 2023, which were transferred in June 2024. In June 2024, Mr. Terzioglu also received 2,393,275 common shares (equal to 95,731 ADSs) related to 3,662,240 common shares (equal to 146,490 ADSs) that had vested in September 2023 under the 2021 DSP. The remaining 1,268,965 common shares (equal to 50,759 ADSs) were withheld for tax purposes.

In April 2024, 10,457,359 equity-settled awards in common shares in the Company (equal to 418,294 ADSs) were granted to the GEC under the LTIP. The vesting of these shares is linked to the VEON shares’ relative Target Shareholder Return ("TSR") performance against VEON’s peer group which will be assessed at the end of the three year performance period, on December 31, 2026.

In April 2024, Mr. Joop Brakenhoff was granted and immediately vested in 434,549 equity settled common shares (equal to 17,382 ADSs) under the 2021 DSP for successfully completing key projects. Additionally, 520,519 equity-settled common shares in the Company (equal to 20,821 ADSs) were granted and vested immediately under the same plan for STI 2023. In June 2024, Mr. Brakenhoff received 482,325 common shares (equal to 19,293 ADSs), while 472,743 common shares (equal to 18,910 ADSs) were withheld for tax purposes related to the April 2024 grants. Also, in June 2024, Mr. Brakenhoff received 52,550 common shares (equal to 2,102 ADSs) related to 104,047 common shares (equal to 4,162 ADSs) that vested in December 2023 under the 2021 DSP. The remaining 51,497 common shares (equal to 2,060 ADSs) were withheld for tax purposes.

In April 2024, Ms. Omiyinka Doris was granted and immediately vested in 372,470 equity-settled awards in common shares (equal to 14,899 ADSs) under the 2021 DSP for successfully completing key projects. Additionally, 288,703 equity-settled awards in common shares (equal to 11,485 ADSs) were granted and vested immediately under the 2021 DSP in April 2024 for STI 2023. In June 2024, 333,900 common shares (equal to 13,356 ADSs) of the vested awards were transferred to Ms. Omiyinka Doris while 327,273 common shares (equal to 13,091 ADSs) were withheld for tax purposes.

In April 2024, VEON granted a total of 1,821,475 equity-settled awards and 3,095,300 cash-settled awards in common shares (equal to 72,859 and 123,812 ADSs, respectively) under the 2021 DSP to its current and former Board of Directors. By June
2024, 1,648,225 of the equity-settled common shares (equal to 65,929 ADSs) were vested and transferred to the Board members and 173,250 common shares (equal to 6,930 ADSs) were withheld for tax purposes.
VEON Holdings B.V consent solicitations to noteholders
In April 2024, VEON launched a consent solicitation process to its noteholders, seeking their consent for certain proposals regarding its notes. The most notable proposals were to extend the deadline for the provision of audited consolidated financial statements of the Issuer for the years ended 2023 and 2024 on a reasonable best effort by December 31, 2024 and by December 31, 2025, respectively, and to halt further payments of principal or interest on the notes of the relevant series that remain outstanding.

Consent was achieved on the April 2025, June 2025, and November 2027 notes and VEON Holdings subsequently issued new notes for April 2025, June 2025, and November 2027 to the noteholders (“New Notes”) who participated in the consent process. The original notes (“Old Notes”) were exchanged for the new notes and subsequently (economically) cancelled. For the September 2025 and September 2026 notes VEON Holdings was unable to achieve consent; however, VEON Holdings B.V. subsequently redeemed these notes in June 2024 (Refer to the Make Whole call section below).

VEON Holdings B.V. has continued and will need to continue to provide the remaining holders of old notes maturing in April 2025, June 2025 and November 2027 further opportunities to convert their old notes into corresponding New April 2025, June 2025 and November 2027 notes.

As of June 30, 2024, US$1,551 of New April 2025, June 2025 and November 2027 notes were outstanding and there were US$134 of remaining old notes subject to potential conversion to new notes.

Following further conversions in July and August 2024, US$20 equivalent of April 2025, June 2025 and November 2027 old notes exchanged for new notes. As of August 28, 2024, the equivalent amount of new notes outstanding is US$1,565 and the remaining old notes that are subject to potential conversion to new notes is US$113.

VEON Holdings is not required to make any further principal or coupon payments under these old notes.
Make-whole call
In June 2024, VEON Holdings B.V. executed an early redemption of the September 2025 and September 2026 notes. These notes were fully repaid on June 18, 2024. Aggregate cash outflow including premium was RUB 5 billion (US$53).
Appointment of UHY LLP as auditors
On May 29, 2024, VEON announced the appointment of UHY LLP (UHY) as the independent registered public accounting firm for the audit of the Group’s consolidated financial statements for the year ended December 31, 2023 in accordance with the standards established by the Public Company Accounting Oversight Board (United States) (the “PCAOB Audit”).
VEON Receives Extension from Nasdaq for 20-F Filing
On May 20, 2024, VEON received a notification letter from the Listing Qualifications Department of The Nasdaq Stock Market (“Nasdaq”) indicating that, as a result of the Company’s delay in filing its Annual Report on Form 20-F for the year ended December 31, 2023 (the “2023 20-F”), the Company is not in compliance with the timely filing requirements for continued listing under Nasdaq Listing Rule 5250(c)(1).
The Company had previously shared the expected delay in its 2023 20-F filing with a press release dated March 14, 2024, and subsequently filed its Notification of Late Filing on Form 12b-25 with the U.S. Securities and Exchange Commission on May 1, 2024 (the “Notification of Late Filing”). As described in these disclosures, the delay in the Company’s 2023 20-F filing is due to the continued impact of challenges faced by the Company in connection with the timely appointment of an independent auditor that meets the requirements for a Public Company Accounting Oversight Board (“PCAOB”) audit following VEON’s exit from Russia.
The Company submitted a plan to regain compliance under Nasdaq Listing Rule 5250(c)(1) (the “Listing Rules”) and requested an exception of up to 180 calendar days, or until November 11, 2024, to regain compliance. On July 9, 2024, the Company announced that Nasdaq granted the Company an exception, enabling it to regain compliance with the Listing Rules by filing its 2023 annual report on 20-F on or before November 11, 2024.
The Company confirms that, as previously announced, it continues to work diligently together with UHY in order to complete and file its 2023 20-F in the fourth quarter of 2024 on or before the extension deadline.
VEON Announces Its New Board
On May 31, 2024, VEON held its Annual General Meeting (AGM), during which the Company’s shareholders approved the recommended slate of seven directors as VEON’s new Board of Directors (the “Board”). The new members consist of former U.S. Secretary of State Michael R. Pompeo, Sir Brandon Lewis and Duncan Perry, who will serve alongside the incumbent directors Augie K. Fabela II, Andrei Gusev, Michiel Soeting and VEON Group CEO Kaan Terzioglu on the Board.
Cybersecurity incident in Ukraine
On December 12, 2023, VEON announced that the network of its Ukrainian subsidiary Kyivstar had been the target of a widespread external cyber-attack causing a technical failure. This resulted in a temporary disruption of Kyivstar's network and services, interrupting the provision of voice and data connectivity on mobile and fixed networks, international roaming, and SMS services, amongst others, for Kyivstar customers in Ukraine and abroad. The Company’s technical teams, working relentlessly and in collaboration with the Ukrainian law enforcement and government agencies and the Security Service of Ukraine, restored services in multiple stages starting with voice and data connectivity. On December 19, 2023, VEON announced that Kyivstar had restored services in all categories of its communication services, and that mobile voice and internet, fixed connectivity and SMS services as well as the MyKyivstar self-care application were active and available across Ukraine.
After stabilizing the network, although there was no legal obligation to do so, Kyivstar immediately launched offers to thank its customers for their loyalty, initiating a “Free of Charge” program offering one month of free services on certain types of contracts. Furthermore, on December 21, 2023, Kyivstar announced a donation of UAH 100 million (US$3) would be made towards Ukrainian charity initiatives.
Largely due to the limited period during which the critical services were down, there was no material financial impact on our consolidated results for the year ended December 31, 2023 due to these service disruptions, or due to costs associated with additional IT capabilities required for restoring services, replacing lost equipment, or compensating external consultants and partners in 2023. The incident had a significant impact on consolidated revenue results for the six-months ended June 30, 2024 associated with the revenue loss arising from the customer loyalty measures taken by Kyivstar in order to compensate for the inconvenience caused during the disruptions. The impact of these offers on operating revenue for the six-months ended June 30, 2024 was US$46).

As announced on December 12, 2023, VEON and Kyivstar conducted a thorough investigation, together with outside cybersecurity firms, to determine the full nature, extent and impact of the incident and to implement additional security measures to protect against any recurrence. The Ukrainian government also conducted an investigation to support the recovery efforts. All investigations were concluded as of June 30, 2024, and has resulted in an in depth analysis into details of how the attack was executed and how this can be prevented in the future.

Kyivstar has initiated remediation and mitigation actions to reduce current risks and establish a robust framework to withstand evolving cyber threats, ensure business continuity and maintain customer trust by investing in immediate response actions, enhanced security infrastructure, proactive threat management, compliance with cybersecurity regulations and standards, employee awareness, and long-term adaptive measures. Further, VEON Group has executed a group-wide assessment of cybersecurity maturity in alignment with the U.S. National Institute of Standards and Technology Cybersecurity Framework 2.0 (NIST2).
For other significant investing and financing activities during the six-month period ended June 30, 2024, refer to the sections "Investing activities of the Group" and "Financing activities of the Group" included here within.